File No. 33-43845

811-3700

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                      [X]

            Pre-Effective Amendment No.                                                                                                [__]

            Post-Effective Amendment No. 66                                                                                          [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                [X]

            Amendment No. 66                                                                                                                 [X]

(Check appropriate box or boxes.)

The Dreyfus/Laurel Tax-Free Municipal Funds

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York  10166

(Address of Principal Executive Offices)  (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering   (date)

It is proposed that this filing will become effective (check appropriate box)

            X          immediately upon filing pursuant to paragraph (b)

            __        on   (date)    pursuant to paragraph (b)

            __        days after filing pursuant to paragraph (a)(1)

            __        on   (date)    pursuant to paragraph (a)(1)

            __        days after filing pursuant to paragraph (a)(2)

            __        on   (date)    pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

            __        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 18th day of November, 2011.

THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS BY: /s/Bradley J. Skapyak* /s/Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/Bradley J. Skapyak* Bradley J. Skapyak	President (Principal Executive Officer)	11/18/2011

/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	11/18/2011

/s/Joseph S. DiMartino* Joseph S. DiMartino	Trustee, Chairman of the Board	11/18/2011

/s/James M. Fitzgibbons* James M. Fitzgibbons	Trustee	11/18/2011

/s/Kenneth A. Himmel* Kenneth A. Himmel	Trustee	11/18/2011

/s/Stephen J. Lockwood* Stephen J. Lockwood	Trustee	11/18/2011

/s/Roslyn M. Watson* Roslyn M. Watson	Trustee	11/18/2011

/s/Benaree Pratt Wiley* Benaree Pratt Wiley	Trustee	11/18/2011

*By: /s/James Bitetto James Bitetto, Attorney-in-Fact

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase